Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the years ended December 31, 2013, 2012, and 2011, are as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Options (000’s) #	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Exercise Price $

Outstanding - beginning of year	5,285	34.40	5,713	32.47	6,123	31.54
Granted	73	34.07	433	27.69	96	34.93
Exercised	(1,039)	26.21	(733)	15.85	(363)	16.14
Forfeited / expired	(82)	38.46	(128)	31.81	(143)	33.11

Outstanding - end of year	4,237	36.33	5,285	34.40	5,713	32.47

Exercisable - end of year	3,848	37.03	4,561	35.54	4,656	35.40

Non-Vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2013, 2012 and 2011, are as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Options (000’s) #	Weighted- Average Grant Date Fair Value $	Options (000’s) #	Weighted- Average Grant Date Fair Value $	Options (000’s) #	Weighted- Average Grant Date Fair Value $

Outstanding non-vested stock options - beginning of year	723	8.74	1,057	6.40	2,160	6.36
Granted	73	10.54	433	8.72	96	11.27
Vested	(401)	8.57	(747)	5.44	(1,071)	6.18
Forfeited	(6)	9.46	(20)	8.24	(128)	11.47

Outstanding non-vested stock options - end of year	389	9.24	723	8.74	1,057	6.40

Details Regarding Outstanding and Exercisable Stock Options

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2013 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $

$10.00 – $19.99	435	5.2	11.84	435	5.2	11.84
$20.00 – $24.99	440	6.2	24.42	440	6.2	24.42
$25.00 – $29.99	400	8.2	27.69	111	8.2	27.69
$30.00 – $34.99	188	6.1	34.26	88	3.3	34.20
$35.00 – $39.99	639	2.3	38.98	639	2.3	38.98
$40.00 – $44.99	1,150	4.2	40.41	1,150	4.2	40.41
$45.00 – $49.99	334	1.2	46.80	334	1.2	46.80
$50.00 – $59.99	648	3.2	51.40	648	3.2	51.40
$60.00 – $64.99	3	3.3	60.96	3	3.3	60.96

	4,237	4.3	36.33	3,848	3.9	37.03